SHAREHOLDERS’ EQUITY (Details Narrative)																									1 Months Ended	6 Months Ended
	Jan. 09, 2025 USD ($) $ / shares shares	Dec. 19, 2024 USD ($) $ / shares shares	Nov. 30, 2023 USD ($) $ / shares shares	Sep. 08, 2023 shares	Jan. 10, 2023 USD ($) shares	Dec. 29, 2022 $ / shares	Dec. 28, 2022	Dec. 23, 2022 USD ($) shares	Dec. 20, 2022 USD ($) shares	Dec. 15, 2022 USD ($)	Nov. 21, 2022 USD ($) shares	Oct. 19, 2021 USD ($) shares	Sep. 27, 2021 shares	Sep. 08, 2021 USD ($) item shares	Mar. 01, 2021 shares	Aug. 13, 2020 shares	May 20, 2020 USD ($) shares	May 03, 2020 shares	May 21, 2019 shares	Sep. 27, 2015 shares	Sep. 07, 2015 USD ($) shares	Jun. 08, 2015 USD ($) $ / shares shares	Apr. 27, 2015 $ / shares shares	Apr. 08, 2015 USD ($) $ / shares shares	Mar. 03, 2021 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2024 $ / shares shares	Aug. 31, 2024 shares	Dec. 31, 2023 shares	Feb. 28, 2023 $ / shares shares	Feb. 27, 2023 $ / shares shares	Jan. 31, 2023 $ / shares	Dec. 31, 2022 shares
Class of Stock [Line Items]
Shares issued									3,676,470,589		2,423,076,922	571,428,570		571,428,570			90,000,000
Sale of price per share | $ / shares			$ 0.421
Issuance of shares as a consideration for acquisition																										200,000
Total purchase price | $																										$ 800,000
Shares issued and transferred to depositary bank													399,999,960		394,200,000
Shares issued, value | $																	$ 300,000									$ 8,041,900		$ 4,750,000
Market value of cryptocurrencies | $									$ 5,000,000			$ 5,000,000		$ 5,000,000
Proceeds from private placement | $											$ 3,150,000
Shares issued for services											108,000,000
Share Consolidation ratio						400
Share Consolidation, Par Value Per Share | $ / shares						$ 0.004
ADR share ratio						1	360
Sale of stock issued			14,251,781
Sale of stock issued | $			$ 6,000,000
Shares issued																										41,665				10,000
Common stock par value | $ / shares																										$ 0.004			$ 0.004
Common stock, shares outstanding																										63,711,562			62,299,897
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Sale of price per share | $ / shares	$ 5.87	$ 6.81
per share | $ / shares																																		$ 0.688
Sale of stock issued	1,370,000	1,470,000
Sale of stock issued | $	$ 8,041,900	$ 10,010,700
Common stock par value | $ / shares	$ 0.004	$ 0.004
Huangtong International Co. Ltd [Member]
Class of Stock [Line Items]
Shares issued								2,718,181,818
Aggregate consideration | $										$ 5,980,000
Aggregate consideration payable in ordinary shares | $										$ 2,718,181,818
Bitcion Cryptocurrencies [Member]
Class of Stock [Line Items]
Proceeds from private placement | item														105.2385
USD Coin Cryptocurrencies [Member]
Class of Stock [Line Items]
Proceeds from private placement | $												$ 5,000,000
Non US Accredited Investor [Member]
Class of Stock [Line Items]
Shares issued					4,545,454,546
Proceeds from private placement | $					$ 5,000,000			$ 5,000,000
Number of shares per unit																																			1
Number of warrants per unit																															3
Join Me Group HK Investment Company Limited [Member]
Class of Stock [Line Items]
Issuance of shares as a consideration for acquisition																						741,422,780
Majority Shareholder [Member] | Join Me Group HK Investment Company Limited [Member]
Class of Stock [Line Items]
Shares issued pursuant to supplemental agreement | $																					$ 15,000,000
Stock Issued During Period Shares Other																					27,000,000
Common Stock [Member]
Class of Stock [Line Items]
Shares issued				30,000																						1,370,000		11,363,637
Proceeds from Issuance initial public offering | $																								$ 37,294,600
Payments of stock issuance costs | $																								3,000,000
Shares issued, value | $																										$ 5,480		$ 45,455
Shares outstanding																										63,711,562	60,819,897	46,538,116	62,299,897		60,819,897	46,538,116	18,614,900,104		35,174,479
per share | $ / shares																																$ 0.004	$ 0.00001
Warrants to purchase shares			42,755,344
Exercisable price | $ / shares			$ 1.00
Common Stock [Member] | Employees And Former Employees [Member]
Class of Stock [Line Items]
Shares issued																36,000,000
Shares issued and transferred to depositary bank																				38,363,112
Common Stock [Member] | Join Me Group HK Investment Company Limited [Member]
Class of Stock [Line Items]
Ordinary shares issued upon the exercise of their share options																									210,000,000
Value of share options exercised | $																									$ 700,000
Common Stock [Member] | Unicorn Investment Limited [Member]
Class of Stock [Line Items]
Issuance of shares as a consideration for acquisition																			632,660,858
Common Stock [Member] | Nbpay Investment Limited [Member]
Class of Stock [Line Items]
Issuance of shares as a consideration for acquisition																		761,789,601
Common Stock [Member] | Majority Shareholder [Member]
Class of Stock [Line Items]
Debt Conversion, Converted Instrument, Amount | $																								$ 69,400,000
Ordinary shares issued upon conversion																								124,835,802
Stock Issued During Period Shares Other																					27,000,000
Common Stock [Member] | Majority Shareholder [Member] | Join Me Group HK Investment Company Limited [Member]
Class of Stock [Line Items]
Issuance of shares as a consideration for acquisition																						72,000,000
Purchase price | $ / shares																						$ 0.5556
Total purchase price | $																						$ 40,000,000
IPO [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issued																								72,000,000
Over-Allotment Option [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issued																							3,960,000
American Depositary Shares [Member]
Class of Stock [Line Items]
Shares issued and transferred to depositary bank													1,111,111		1,095,000
American Depositary Shares [Member] | Employees And Former Employees [Member]
Class of Stock [Line Items]
Shares issued and transferred to depositary bank																				2,131,284
Shares issued and transferred to depositary bank																1,000,000
American Depositary Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Shares issued																								4,000,000
Sale of price per share | $ / shares																								$ 10
American Depositary Shares [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Shares issued																							220,000
Sale of price per share | $ / shares																							$ 10
Series A1 Redeemable Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Conversion of convertible securities																								12,202,988
Series A2 Redeemable Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Conversion of convertible securities																								122,029,877
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of convertible securities																								30,507,471